Investments In Equity Instruments - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended
	Oct. 01, 2021	Mar. 31, 2022
Investments In Equity Instruments [Line Items]
Percentage of share capital		7.40%
Sale Shares Of Prisma Medios De Pago
Investments In Equity Instruments [Line Items]
Sale price of shares		$ 54,358
Sale Shares Of Prisma Medios De Pago | Tranche One
Investments In Equity Instruments [Line Items]
Percentage of payment in pesos		30.00%
Nominal annual rate		15.00%
Sale Shares Of Prisma Medios De Pago | Tranche Two
Investments In Equity Instruments [Line Items]
Nominal annual rate		10.00%
Percentage of payment in USD		70.00%
Payment term		6 years
AL ZENITH
Investments In Equity Instruments [Line Items]
Percentage of capital stock and votes sold	49.00%